UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Zephyr Management, L.P.
Address: 320 Park Avenue

         New York, NY  10022

13F File Number:  28-12598

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roy S. Kelvin
Title:     Chief Financial Officer
Phone:     212-508-9425

Signature, Place, and Date of Signing:

     //Roy S. Kelvin     New York, NY/USA     January 30, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $76,914 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALASKA COMMUNICATIONS SYS GR   COM              01167P101      158    13000     None Sole                    13000        0        0
BANCO ITAU HLDG FINANCIERA S   SP ADR 500 PFD   059602201    14260   479000     None Sole                   479000        0        0
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101      243     5700     None Sole                     5700        0        0
CALUMET SPECIALTY PRODS PTNR   UT LTD PARTNER   131476103      298    10700     None Sole                    10700        0        0
CEMEX S A                      SPON ADR 5 ORD   151290889     2078    31826     None Sole                    31826        0        0
COINMACH SVC CORP              UNIT 99/99/9999  19259W107      261    16000     None Sole                    16000        0        0
COMPANHIA ENERGETICA DE MINA   SP ADR N-V PFD   204409601     9058   199200     None Sole                   199200        0        0
COMPANHIA SIDERURGICA NACION   SPONSORED ADR    20440W105     4738   150800     None Sole                   150800        0        0
ENERGY TRANSFER PRTNRS L P     UNIT LTD PARTN   29273R109      252     6500     None Sole                     6500        0        0
ENERPLUS RES FD                UNIT TR G NEW    29274D604      323     6400     None Sole                     6400        0        0
ENTERPRISE PRODS PARTNERS L    COM              293792107      259    10500     None Sole                    10500        0        0
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106     2466    26900     None Sole                    26900        0        0
GERDAU S A                     SPONSORED ADR    373737105    11296   501600     None Sole                   501600        0        0
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206     8867   445600     None Sole                   445600        0        0
ICICI BK LTD                   ADR              45104G104     3460   125000     None Sole                   125000        0        0
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP   559080106      230     7000     None Sole                     7000        0        0
MARTIN MIDSTREAM PRTNRS L P    UNIT L P INT     573331105      271     8700     None Sole                     8700        0        0
NATURAL RESOURCE PARTNERS L    COM UNIT L P     63900P103      208     4100     None Sole                     4100        0        0
PETROFUND ENERGY TRUST         TR UNIT          71648W108      416    19000     None Sole                    19000        0        0
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105      292     6500     None Sole                     6500        0        0
PRECISION DRILLING TR          TR UNIT          740215108      210     6500     None Sole                     6500        0        0
SEASPAN CORP                   SHS              Y75638109      222    10500     None Sole                    10500        0        0
SUBURBAN PROPANE PARTNERS L    UNIT LTD PARTN   864482104      270     9100     None Sole                     9100        0        0
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108      290     6900     None Sole                     6900        0        0
SYNAGRO TECHNOLOGIES INC       COM NEW          871562203      139    27800     None Sole                    27800        0        0
TEEKAY LNG PARTNERS L P        PRTNRSP UNITS    Y8564M105      203     6500     None Sole                     6500        0        0
TELECOM ARGENTINA S A          SPON ADR REP B   879273209     3019   223000     None Sole                   223000        0        0
TELECOMUNICACOES DE SAO PAUL   SPON ADR PFD     87929A102      774    31350     None Sole                    31350        0        0
TELEFONOS DE MEXICO S A        SPON ADR ORD L   879403780     1151    51200     None Sole                    51200        0        0
TENARIS S A                    SPONSORED ADR    88031M109    11202    62000     None Sole                    62000        0        0